RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
Risk Management [Abstract]
Summary of Detailed Information About Currency Risk	Such balances included the following:

	As of June 30, 2026	As of June 30, 2025
Entities which have the Euro as the functional currency, exposed to GBP and USD
USD-denominated net liabilities (1)	(66,581)	(84,031)
GBP-denominated net (liabilities) assets	(882)	6,390
Entities which have USD or GBP as the functional currency, exposed to EUR
EUR-denominated net liabilities (2)	(7,371)	(5,663)
(1) The balances do not include the effect of the cash flow hedge.
(2) The comparative balance has been revised as reported in the interim condensed consolidated financial statements for the period ended June 30, 2025.

Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR (for entities which have the Euro as the functional currency) and movements in EUR exchange rates to USD and GBP (for entities which have USD or GBP as the functional currency), by 10% would result on average in the following gains or losses to the Company’s net loss:

	Six months ended June 30,
	2026	2025
Entities which have the Euro as the functional currency, exposed to GBP and USD
USD	6,728	8,488
GBP	89	742
Entities which have USD or GBP as the functional currency, exposed to EUR
EUR (1)	745	574
(1) The comparative balance has been revised as reported in the interim condensed consolidated financial statements for the period ended June 30, 2025.

Summary of Amounts Related to Cash Flow Hedge
The amounts relating to the CCIRS designated as a cash flow hedge as of June 30, 2026 were as follows:

	As of June 30, 2026
	Nominal amount	Carrying Amount of Asset (Liability)	Line item in the Statement of Financial Position where the hedging instrument is included
CCIRS	60,938	333	Derivative Financial Instrument

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	553	(2,669)	2,047	(2,669)
Hedge ineffectiveness gain (loss) recognized in profit or loss	30	(11)	—	(11)
Amount reclassified from hedging reserve to profit or loss (net of related tax)	(173)	2,024	(1,664)	2,024

Summary of Credit Risk Exposure
Credit risk arises from cash and cash equivalents, trade and other receivables and other non-current assets. The exposure as of the reporting date was as follows:

	As of June 30, 2026	As of December 31, 2025
Trade and other receivables (excluding prepayments and VAT receivable)	20,007	23,533
Cash and cash equivalents	8,809	15,814
Other non-current assets (1)	510	360
	29,326	39,707
(1) The comparative balance has been revised as reported in the interim condensed consolidated financial statements for the period ended December 31, 2025.

Summary of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As of June 30, 2026	As of December 31, 2025
1-30 days past due	5,053	4,896
31-60 days past due	1,981	2,906
61-90 days past due	985	1,212
More than 90 days past due	1,281	992
	9,300	10,006

Summary of Activity in the Credit Loss Allowance
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Balance at the beginning of the period	1,773	1,971	1,816	1,664
Movements in credit loss allowance	(75)	87	(20)	344
Write-offs	(184)	(11)	(234)	(52)
Translation effect	(4)	129	(52)	220
Balance at the end of the period	1,510	2,176	1,510	2,176

Summary of Maturity Profile for Financial Liabilities
The following table summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments. Trade and other payables due in less than 1 year equal their carrying values as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of June 30, 2026
Non-derivative financial instruments
Deferred consideration (1)	27,966	—	—	27,966
Contingent consideration (2)	—	149	—	149
Borrowings and interest (3)	19,798	120,459	—	140,257
Lease liability	1,397	1,218	2,060	4,675
Trade and other payables (4)	10,433	—	—	10,433
	59,594	121,826	2,060	183,480
Derivative financial instrument
Cross-currency interest rate swap used for hedging:
Outflow	13,891	51,481	—	65,372
Inflow	(14,818)	(51,596)	—	(66,414)
Total	(927)	(115)	—	(1,042)
As of December 31, 2025
Non-derivative financial instruments
Deferred consideration (1)	5,005	38,299	—	43,304
Contingent consideration (2)	—	—	149	149
Borrowings and interest (3)	19,629	18,842	102,730	141,201
Lease liability	1,494	1,428	2,573	5,495
Trade and other payables (4)	9,902	1,120	—	11,022
	36,030	59,689	105,452	201,171
Derivative financial instrument
Cross-currency interest rate swap used for hedging:
Outflow	14,566	14,035	46,047	74,648
Inflow	(15,208)	(14,421)	(44,469)	(74,098)
Total	(642)	(386)	1,578	550
(1) See Note 16 for settlement of the deferred consideration.
(2) See Note 5 for settlement of the contingent consideration.
(3) The amounts above include contractual interest obligations for floating rate borrowings as at the end of each period based on the amortization schedule for such borrowings and the interest rate for the period.
(4) The amounts above include trade payables, accrued bonuses related to acquisition, accrued legal fees, accrued general expenses and other financial liabilities.